PELP Acquisition (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 04, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 09, 2018	Nov. 08, 2017	Nov. 07, 2017
Business Acquisition [Line Items]
Business acquisition, effective date of acquisition							Oct. 04, 2017
Fair value of Operating Partnership units ("OP units") issued							$ 401,630
OP units, share price	$ 10.20									$ 11.05	$ 11.00	$ 10.20
Transaction expenses		$ 0		$ 4,383	$ 0	$ 6,023	$ 15,713	$ 0	$ 0
Phillips Edison Limited Partnership
Business Acquisition [Line Items]
Business acquisition, effective date of acquisition							Oct. 04, 2017
Fair value of Operating Partnership units ("OP units") issued	$ 401,630						$ 401,630
Corporate debt	432,091						432,091
Mortgages and notes payable	72,649						72,649
Cash payments	30,420						30,420
Fair value of earn-out	38,000						38,000
Total consideration	974,790						974,790
Debt repaid on transaction date	(432,091)						(432,091)
Net consideration	$ 542,699						542,699
OP units issued, shares	39.4		39.4
OP units, share price	$ 10.20
Business combination, post-transaction acquirer ownership percentage	80.60%
Business combination, post-transaction acquiree ownership percentage	19.40%
Transaction expenses						$ 6,000	$ 17,000	$ 1,300
OP Units | Phillips Edison Limited Partnership
Business Acquisition [Line Items]
OP units issued, shares	12.5		12.5